Attachment G.1.a.vi

On December 19, 2025, shareholders of Invesco QQQ Trust, Series 1 (the “Fund”), approved amendments to the Trust’s Indenture and Agreement and Standard Terms and Conditions of the Trust that resulted in a change in the Trust’s classification under the Investment Company Act of 1940, as amended, from a unit investment trust to an open-end management investment company (the “Reclassification”). In connection with the Reclassification and the Fund’s Form N-8A/A and registration statement filings, which also took place on December 19, 2025, the Fund’s investment company type in the SEC’s EDGAR system was changed from S-6 (unit investment trust) to N-1A (management investment company).

The Fund is required to file a Form N-CEN for the 2025 calendar year. In light of the reclassification, the Fund intends to file a Form N-CEN for the period from January 1, 2025 through December 19, 2025, which will reflect the Fund’s operation as a unit investment trust. This will be the Fund’s final N-CEN reflecting its unit investment trust status. Consistent with the Form N-CEN requirements for open-end management investment companies, the Fund will file its first Form N-CEN as an open-end management investment company, later this year, and that filing will cover the period from December 20, 2025 through September 30, 2026 (the Fund’s fiscal year end).

Under Form N-CEN requirements, unit investment trusts that operate as ETFs, like the Fund before the Reclassification, must complete Parts A, B, E, F, and G of the form, while open-end management investment companies that operate as ETFs, must complete Parts A, B, C, E, and G of the form. Technical specifications of the form on the SEC’s EDGAR system determine which form responses are allowable for inclusion in the form submission based upon a fund’s designated investment company type. Because the Fund’s investment company type in the SEC’s EDGAR system was changed from S-6 (unit investment trust) to N-1A (management investment company) in connection with the Reclassification, the Fund is unable to file a unit investment trust-specific Form N-CEN. In other words, the Fund’s Form N-CEN filing for the period from January 1, 2025 through December 19, 2025 does not include certain disclosures that the Fund believes it is required to include for this period (specifically the Part F and Part E disclosures) because those disclosures are not available to be populated in the Form N-CEN submission for a fund that currently has an N-1A/open-end management investment company filing type. As a result, the Fund is including the Part F and Part E disclosures within the tables below.

Part F: Additional Questions for Unit Investment Trusts

F.2.b. Has an administrator been hired or terminated during the reporting period?	N

F.3. Is the Registrant a separate account of an insurance company?	N

F.6.a. Provide the number of series existing at the end of the reporting period that had outstanding securities registered under the Securities Act:	1

F.7.a. Number of new series for which registration statements under the Securities Act became effective during the reporting period:	0

F.7.b. Total aggregate value of the portfolio securities on the date of deposit for the new series:	0.0

F.8. Number of series for which a current prospectus was in existence at the end of the reporting period:	1

F.9.a. Number of existing series for which additional units were registered under the Securities Act during the reporting period:	0

F.9.b. Total value of additional units:	0.0

F.10.Total value of units of prior series that were placed in the portfolios of subsequent series during the reporting period (the value of these units is to be measured on the date they were placed in the subsequent series):	0.0

F.11. Number of series for which a current prospectus was in existence at the end of the reporting period: Provide the total assets of all series of the Registrant combined as of the end of the reporting period of series for which a current prospectus was in existence at the end of the reporting period:	407,950,446,802.77

F.12. Series identification number:

F.13. For each security that has a contract identification number assigned pursuant to rule 313 of Regulation S-T (17 CFR 232.313), provide the number of individual contracts that are in force at the end of the reporting period:

F.15. Did the Registrant rely on rule 6c-7 under the Act (17 CFR 270.6c-7) during the reporting period?

F.16. Did the Registrant rely on rule 11a-2 under the Act (17 CFR 270.11a-2) during the reporting period?

F.18. Did the Registrant rely on rule 12d1- 4 under the Act (17 CFR 270.12d1-2) during the reporting period?	N

F.19. Did the Registrant rely on the statutory exception in section 12(d)(1)(G) of the Act (15 USC 80a- 12(d)(1)(G)) during the reporting period?	N

F.1.a. Full Name	THE DEPOSITORY TRUST COMPANY

F.1.b. CRD number, if any	N/A

F.1.c.1. LEI, if any	549300HBJLRO8YFMI370

F.1.c.2. RSSD ID, if any

F.1.d. State, if applicable	US-NY

F.1.e. Country	US

F.1.e. Foreign Country

F.1.f. Full Name of ultimate parent of depositor	THE DEPOSITORY TRUST & CLEARING CORP.

F.4.a. Full Name	INVESCO CAPITAL MANAGEMENT LLC

F.4.b. CRD number, if any	000125601

F.4.c.1. LEI, if any	EJW8VXOT5RJ3PPMVEB49

F.4.c.2. RSSD ID, if any

F.4.d. State, if applicable	US-IL

F.4.e. Country	US

F.4.e. Foreign Country

F.5.a. Full Name	THE BANK OF NEW YORK MELLON

F.5.b. State, if applicable	US-NY

F.5.c. Country	US

F.5.c. Foreign Country

Part E: Additional Questions for Exchange-Traded Funds

E.2.g. Did the Fund require that an authorized participant post collateral to the Fund or any of its designated service providers in connection with the purchase or redemption of Fund shares during the reporting period?	Y

E.3.a. Number of Fund shares required to form a creation unit as of the last business day of the reporting period (For purchases)	50,000.0

E.3.a. Number of Fund shares required to form a creation unit as of the last business day of the reporting period (For redemptions, if different)

E.3.b.i. The average percentage of that value composed of cash:	0.05082

E.3.b.ii. The standard deviation of the percentage of that value composed of cash:	0.04521

E.3.b.iii. The average percentage of that value composed of non-cash assets and other positions exchanged on an “in-kind” basis:	99.94918

E.3.b.iv. The standard deviation of the percentage of that value composed of non-cash assets and other positions exchanged on an “in-kind” basis:	0.04521

E.3.c.i. The average percentage of that value composed of cash:	0.05193

E.3.c.ii. The standard deviation of the percentage of that value composed of cash:	0.05394

E.3.c.iii. The average percentage of that value composed of non-cash assets and other positions exchanged on an “in-kind” basis:	99.94807

E.3.c.iv. The standard deviation of the percentage of that value composed of non-cash assets and other positions exchanged on an “in-kind” basis:	0.05394

E.3.d.i.1. Dollars per creation unit, if charged on that basis:	0.00000000

E.3.d.i.2. Dollars for one or more creation units purchased on the same day, if charged on that basis:	417.55074000

E.3.d.i.3. A percentage of the value of each creation unit, if charged on that basis:	0.00000000

E.3.d.ii.1. Dollars per creation unit, if charged on that basis:	0.00000000

E.3.d.ii.2. Dollars for one or more creation units purchased on the same day, if charged on that basis:	417.55074000

E.3.d.ii.3. A percentage of the value of each creation unit, if charged on that basis:	0.00000000

E.3.e.i.1. Dollars per creation unit, if charged on that basis:	0.00000000

E.3.e.i.2. Dollars for one or more creation units purchased on the same day, if charged on that basis:	428.73942000

E.3.e.i.3. A percentage of the value of each creation unit, if charged on that basis	0.00000000

E.3.e.ii.1. Dollars per creation unit, if charged on that basis:	0.00000000

E.3.e.ii.2. Dollars for one or more creation units purchased on the same day, if charged on that basis:	428.73942000

E.3.e.ii.3. A percentage of the value of each creation unit, if charged on that basis:	0.00000000

E.4.a.i.1. By an affiliated person of the fund?	N

E.4.a.i.2. Exclusively for the fund?	N

E.4.a.ii.1. Before Fund fees and expenses:	-0.215470507837

E.4.a.ii.2. After Fund fees and expenses (i.e., net asset value):	-0.215470507837

E.4.a.iii.1. Before Fund fees and expenses:	0.288412058211000

E.4.a.iii.2. After Fund fees and expenses (i.e., net asset value):	0.288412058211

E.5. Is the Fund an “In-Kind Exchange-Traded Fund” as defined in rule 22e-4 under the Act (17 CFR 270.22e-4)?	N

E.1.a. Exchange where listed. Provide the name of the national securities exchange on which the Fund’s shares are listed:	XNAS

E.1.b. Ticker. Provide the Fund’s ticker symbol:	QQQ

E.2.a. Full Name	E.2.b. SEC file number	E.2.c. CRD number	E.2.d.1. LEI, if any	E.2.d.2. RSSD ID, if any	E.2.e. The dollar value of the Fund shares the authorized participant purchased from the Fund during the reporting period:	E.2.f. The dollar value of the Fund shares the authorized participant redeemed during the reporting period:

Morgan Stanley & Co. LLC	8-15869	000008209	9R7GPTSO7KV3UQJZQ078		36,090,299,112.43	27,976,043,799.32

TD Securities (USA) LLC	8-36747	000018476	SUVUFHICNZMP2WKHG940		0.0	0.0

Deutsche Bank Securities, Inc.	8-17822	000002525	9J6MBOOO7BECTDTUZW19		0.0	0.0

CIBC WORLD MARKETS CORP.	8-18333	000000630	549300445CON3DBMU275		427,119,382.99	735,233,882.79

VIRTU AMERICAS LLC	8-68193	000149823	549300RA02N3BNSWBV74		2,438,366,979.73	1,438,704,763.01

Citigroup Global Markets Inc.	8-8177	000007059	MBNUM2BPBDO7JBLYG310		3,227,619,925.95	3,700,171,943.55

HSBC Securities (USA) Inc.	8-41562	000019585	CYYGQCGNHMHPSMRL3R97		0.0	45,728,640.32

Barclays Capital Inc.	8-41342	000019714	AC28XWWI3WIBK2824319		22,882,490,737.67	6,696,909,820.29

NATIONAL BANK OF CANADA FINANCIAL INC.	8-39947	000022698	549300K66TF1ST7A3V76		0.0	0.0

Wedbush Securities Inc.	8-12987	000000877	549300CSX55MXZ47EI78		0.0	0.0

NATWEST MARKETS SECURITIES INC.	8-37135	000011707	ZE2ZWJ5BTIQJ8M0C6K34		0.0	0.0

Jane Street Capital, LLC	8-52275	000103782	549300ZM16HMPEPNV857	2,356,792,538.62	3,495,821,664.81

RBC CAPITAL MARKETS, LLC	8-45411	000031194	549300LCO2FLSSVFFR64	15,053,625,380.7	18,257,203,865.7

Citadel Securities LLC	8-53574	000116797	12UUJYTN7D3SW8KCSG25	5,952,364,673.69	4,572,314,733.75

Jefferies LLC	8-15074	000002347	58PU97L1C0WSRCWADL48	0.0	0.0

Wells Fargo Securities, LLC	8-65876	000126292	VYVVCKR63DVZZN70PB21	868,796,564.31	957,306,110.81

J.P. Morgan Securities LLC	8-35008	000000079	ZBUT11V806EZRVTWT807	13,967,323,561.97	12,789,381,958.7

Goldman, Sachs & Co.	8-00129	000000361	FOR8UP27PHTHYVLBNG30	83,689,324,336.96	98,817,207,132.4

ING FINANCIAL MARKETS LLC	8-43978	000028872	KBVRJ5K57JZ3E2AVWX40	0.0	0.0

Natixis Securities Americas LLC	8-00719	000001101	549300L8G1E7ZHVEOG75	0.0	0.0

NOMURA SECURITIES INTERNATIONAL, INC.	8-15255	000004297	OXTKY6Q8X53C9ILVV871	1,061,036,067.08	631,696,963.01

Interactive Brokers LLC	8-47257	000036418	50OBSE5T5521O6SMZR28	0.0	0.0

Mizuho Securities USA LLC	8-37710	000019647	7TK5RJIZDFROZCA6XF66	102,622,280.72	277,773,458.55

Clear Street LLC	8-69972	000288933	549300KNQS43Y7TO3X67	48,221,112.51	0.0

ABN AMRO Clearing USA LLC	8-34354	000014020	549300U16G4LU3V6C598	47,595,885,550.5698	46,176,627,761.67

Cantor Fitzgerald & Co.	8-00201	000000134	5493004J7H4GCPG6OB62	0.0	0.0

Macquarie Capital (USA) Inc.	8-47198	000036368	549300670K07JRB5UQ40	306,048,852.51	494,236,754.64

MUFG SECURITIES AMERICAS INC.	8-43026	000019685	K5HU16E3LMSVCCJJJ255	0.0	0.0

Apex Clearing Corp.	8-23522	000013071	5493000418CITRF5BO80	0.0	0.0

BNP Paribas Securities Corp.	8-32682	000015794	RCNB6OTYUAMMP879YW96	5,708,152,714.92	6,218,301,550.08

National Financial Services LLC	8-26740	000013041	549300JRHF1MHHWUAW04	0.0	0.0

UBS SECURITIES LLC	8-22651	000007654	T6FIZBDPKLYJKFCRVK44	1,867,996,200.75	1,254,949,551.72

SCOTIA CAPITAL (USA) INC.	8-3716	000002739	549300BLWPABP1VNME36	0.0	0.0

SG Americas Securities, LLC	8-66125	000128351	549300F35UE0BOM1WJ55	20,329,809,728.93	17,722,109,646.62

HRT Financial LP	8-68430	000152144	21380037YFKONTT23854	2,328,672,518.11	1,950,399,828.69

BOFA SECURITIES, INC.	8-69787	000283942	549300HN4UKV1E2R3U73	155,669,361,142.19	146,947,539,688.01

BMO Capital Markets Corp.	8-34344	000016686	RUC0QBLBRPRCU4W1NE59	98,174,812.65	296,069,722.29

Mirae Asset Securities (USA)	8-45034	000030679	25490087B4GFZLJZE912	0.0	357,306,127.08